Debt - Convertible Promissory Notes (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended	6 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Aug. 31, 2018	Jun. 30, 2018	Mar. 31, 2018
Debt Instrument [Line Items]
Gain on settlement				$ (1,217)	$ (1,217)	$ 0
CAA Brand Management, LLC.
Debt Instrument [Line Items]
Term loan, amount borrowed							$ 2,700
CAA Brand Management, LLC. | Common Stock | Legacy Playboy
Debt Instrument [Line Items]
Convertible debt, number of shares issued		51,857
CAA Brand Management, LLC. | Common Stock | Business Combination [Member]
Debt Instrument [Line Items]
Convertible debt, number of shares issued	290,563
GBG International Holding Company Limited
Debt Instrument [Line Items]
Term loan, amount borrowed							$ 7,300
Amount settled			$ 5,800
Convertible promissory note settlement discount			20.00%
Gain on settlement			$ 1,500
United Talent Agency, LLC
Debt Instrument [Line Items]
Term loan, amount borrowed								$ 1,500	$ 2,000
Amount settled	$ 2,800
Gain on settlement	$ 700